Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consisted of the following at December 31:
in thousands	2012	2011
Finished goods	$37,823	$9,416
Work-in-process	3,809	390
Raw materials	26,363	12,965
	$67,995	$22,771